Corgi Shipping & Global Logistics ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Business Support Services - 3.5%
Diana Shipping, Inc.	9,044	$ 18,992
Hafnia Ltd.	5,282	35,073
Navigator Holdings Ltd.	1,425	26,548
		80,613

Commercial and Industrial Machinery and Equipment Rental and Leasing - 1.6%
Global Ship Lease, Inc. - Class A	988	37,149

Couriers and Express Delivery Services - 9.7%
FedEx Corp.	342	107,090
United Parcel Service, Inc. - Class B	1,102	118,465
		225,555

Deep Sea, Coastal, and Great Lakes Water Transportation - 20.7%
CMB Tech NV	3,116	43,593
Danaos Corp.	304	37,200
DHT Holdings, Inc.	2,641	43,656
Euroseas Ltd.	380	25,221
Genco Shipping & Trading Ltd.	1,444	35,782
Himalaya Shipping Ltd.	2,280	30,461
International Seaways, Inc.	665	50,932
Pangaea Logistics Solutions Ltd.	3,154	20,501
SFL Corp. Ltd.	3,458	35,272
Star Bulk Carriers Corp.	1,938	48,392
StealthGas, Inc. (a)	2,717	21,464
Teekay Tankers Ltd.	570	36,976
ZIM Integrated Shipping Services Ltd.	1,957	50,882
		480,332

Freight Transportation Arrangement - 17.0%
CH Robinson Worldwide, Inc.	475	89,461
Costamare, Inc.	1,957	27,437
Expeditors International of Washington, Inc.	570	92,899
JB Hunt Transport Services, Inc.	323	93,486
KNOT Offshore Partners LP	2,451	24,461
Matson, Inc.	342	65,743
		393,487

General Freight Trucking - 4.4%
Old Dominion Freight Line, Inc.	475	102,885

Industrial Services - 1.1%
Fedex Freight Holding Co., Inc. (a)	171	25,821

Inland Water Transportation - 3.2%
Nordic American Tankers Ltd.	6,840	37,894
TORM PLC - Class A	1,368	35,650
		73,544

Management of Companies and Enterprises - 2.5%
Frontline PLC	1,634		56,847

Natural Gas Distribution - 1.6%
Excelerate Energy, Inc. - Class A	988		37,534

Oil and Gas Extraction - 3.7%
Golar LNG Ltd.	1,121		55,871
Tsakos Energy Navigation Ltd.	874		30,913
			86,784

Other Miscellaneous Retailers - 13.3%
Amazon.com, Inc. (a)	1,292		307,935

Other Pipeline Transportation - 1.9%
Scorpio Tankers, Inc.	646		44,742

Other Support Activities for Transportation - 7.0%
Ardmore Shipping Corp.	1,862		26,086
GXO Logistics, Inc. (a)	1,083		54,908
XPO, Inc. (a)	399		81,911
			162,905

Petroleum and Coal Products Manufacturing - 1.6%
Dorian LPG Ltd.	1,045		36,345

Ship and Boat Building - 1.4%
FLEX LNG Ltd.	1,140		31,988

Software Publishers - 2.6%
Descartes Systems Group, Inc. (a)	855		59,200

Support Activities for Water Transportation - 0.9%
Seanergy Maritime Holdings Corp.	1,558		20,924
TOTAL COMMON STOCKS (Cost $2,405,876)			2,264,590

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.3%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (b)	53,959		53,959
TOTAL MONEY MARKET FUNDS (Cost $53,959)			53,959

TOTAL INVESTMENTS - 100.0% (Cost $2,459,835)			2,318,549
Other Assets in Excess of Liabilities - 0.0% (c)		0.00047	1,084
TOTAL NET ASSETS - 100.0%			$ 2,319,633

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Corgi Shipping & Global Logistics ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 2,264,590	$ –	$ –	$ 2,264,590
Money Market Funds	53,959	–	–	53,959
Total Investments	$ 2,318,549	$ –	$ –	$ 2,318,549

Refer to the Schedule of Investments for further disaggregation of investment categories.